DEFERRED INCOME TAXES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Income Taxes
Tax losses carryforward	R$ 7,131,786	R$ 6,204,203
Income tax asset	R$ 3,768,459	R$ 3,846,423
Future taxable income	30.00%
Exception of amount	R$ 408,784